Document and Entity Information	Jul. 10, 2021
Cover [Abstract]
Security Exchange Name	NASDAQ
Amendment Flag	false
Entity Central Index Key	0001661920
Document Type	8-K
Document Period End Date	Jul. 10, 2021
Entity Registrant Name	Lonestar Resources US Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-37670
Entity Tax Identification Number	81-0874035
Entity Address, Address Line One	111 Boland Street
Entity Address, Address Line Two	Suite 301
Entity Address, City or Town	Fort Worth
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	76107
City Area Code	(817)
Local Phone Number	921-1889
Written Communications	true
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.001 per share
Trading Symbol	LONE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false